Regulatory Requirements	6 Months Ended
Sep. 30, 2024
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

18. REGULATORY REQUIREMENTS

The following table summarizes the minimum regulatory capital as established by the HKSFC that the Company were required to maintain as of September 30, 2024 and March 31, 2024 and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	383	3,617

Capital requirements as of March 31, 2024	Minimum regulatory capital requirements	Capital levels maintained
	$’000	$’000
Solomon JFZ (Asia) Holdings Limited	383	3,573

The Company’s operation subsidiary maintains a capital level greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.